UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-4612

Name of Fund:  BlackRock EuroFund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock EuroFund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock EuroFund


Schedule of Investments as of January 31, 2007                                                                  (in U.S. dollars)

                                                         Shares
                    Industry                               Held    Common Stocks                                        Value
Belgium - 1.0%      Leisure Equipment &                 413,884    AGFA-Gevaert NV                              $      10,719,533
                    Products - 1.0%
                                                                   Total Common Stocks in Belgium                      10,719,533


Denmark - 1.9%      Commercial Banks - 1.9%             432,184    Danske Bank A/S                                     19,908,519

                                                                   Total Common Stocks in Denmark                      19,908,519


Finland - 1.8%      Electric Utilities - 1.8%           691,019    Fortum Oyj                                          19,065,312

                                                                   Total Common Stocks in Finland                      19,065,312


France - 17.3%      Automobiles - 3.4%                  202,469    Peugeot SA                                          13,339,586
                                                        178,656    Renault SA                                          22,200,001
                                                                                                                -----------------
                                                                                                                       35,539,587

                    Commercial Banks - 5.2%             278,115    BNP Paribas                                         31,148,271
                                                        516,470    Credit Agricole SA                                  22,238,102
                                                                                                                -----------------
                                                                                                                       53,386,373

                    Construction & Engineering - 1.1%    82,116    Vinci SA                                            11,357,107

                    Electric Utilities - 1.7%           250,505    Electricite de France                               17,495,294

                    Insurance - 1.0%                    247,342    AXA                                                 10,489,050

                    Machinery - 1.8%                     69,529    Vallourec                                           18,139,059

                    Oil, Gas & Consumable               479,907    Total SA                                            32,620,133
                    Fuels - 3.1%

                                                                   Total Common Stocks in France                      179,026,603


Germany - 16.2%     Air Freight & Logistics - 1.7%      580,282    Deutsche Post AG                                    17,904,154

                    Automobiles - 1.6%                  270,261    Bayerische Motoren Werke AG                         16,569,119

                    Chemicals - 4.7%                    241,169    BASF AG                                             23,314,495
                                                        426,469    Bayer AG                                            25,328,547
                                                                                                                -----------------
                                                                                                                       48,643,042

                    Construction & Engineering - 1.8%   232,942    Hochtief AG                                         19,093,594

                    Industrial Conglomerates - 0.9%      82,655    Siemens AG                                           9,177,387

                    Insurance - 3.7%                    127,249    Allianz AG Registered Shares                        25,489,061
                                                         84,712    Muenchener Rueckversicherungs AG
                                                                   Registered Shares                                   13,431,487
                                                                                                                -----------------
                                                                                                                       38,920,548

                    Multi-Utilities - 1.8%              173,843    RWE AG                                              18,203,649

                                                                   Total Common Stocks in Germany                     168,511,493


Hungary - 1.1%      Oil, Gas & Consumable               105,954    Mol Magyar Olaj- es Gazipari Rt.                    11,018,615
                    Fuels - 1.1%

                                                                   Total Common Stocks in Hungary                      11,018,615


Ireland - 3.1%      Commercial Banks - 2.2%             801,146    Allied Irish Banks Plc                              23,076,744

                    Construction Materials - 0.9%       230,740    CRH Plc                                              9,125,910

                                                                   Total Common Stocks in Ireland                      32,202,654


Italy - 11.6%       Commercial Banks - 5.1%           2,905,296    Banca Intesa SpA                                    21,985,711
                                                      3,293,673    UniCredito Italiano SpA                             30,596,412
                                                                                                                -----------------
                                                                                                                       52,582,123

                    Diversified Telecommunication     4,228,304    Telecom Italia SpA                                  12,519,963
                    Services - 2.9%                   7,080,831    Telecom Italia SpA (RNC)                            17,782,562
                                                                                                                -----------------
                                                                                                                       30,302,525

                    Oil, Gas & Consumable             1,169,648    ENI SpA                                             37,698,609
                    Fuels - 3.6%
                                                                   Total Common Stocks in Italy                       120,583,257


Netherlands - 3.9%  Diversified Financial               492,110    ING Groep NV CVA                                    21,620,876
                    Services - 2.1%

                    Metals & Mining - 1.8%              394,206    Arcelor Mittal                                      18,600,904

                                                                   Total Common Stocks in the Netherlands              40,221,780


Norway - 1.5%       Oil, Gas & Consumable               595,308    Statoil ASA                                         15,993,190
                    Fuels - 1.5%

                                                                   Total Common Stocks in Norway                       15,993,190


Spain - 3.1%        Commercial Banks - 3.1%           1,280,768    Banco Bilbao Vizcaya Argentaria SA                  32,021,726

                                                                   Total Common Stocks in Spain                        32,021,726


Sweden - 1.8%       Diversified Financial               766,608    Investor AB                                         18,632,010
                    Services - 1.8%

                                                                   Total Common Stocks in Sweden                       18,632,010


Switzerland - 8.0%  Capital Markets - 5.9%              397,373    Credit Suisse Group                                 28,179,519
                                                        522,558    UBS AG                                              32,848,825
                                                                                                                -----------------
                                                                                                                       61,028,344

                    Construction Materials - 0.3%        30,112    Holcim Ltd.                                          2,993,765

                    Insurance - 1.8%                    226,639    Swiss Reinsurance Registered Shares                 18,936,335

                                                                   Total Common Stocks in Switzerland                  82,958,444


United              Aerospace & Defense - 2.1%        2,650,692    BAE Systems Plc                                     21,847,674
Kingdom - 26.5%
                    Commercial Banks - 5.2%           1,913,867    Barclays Plc                                        27,924,414
                                                      1,190,527    HBOS Plc                                            26,054,896
                                                                                                                -----------------
                                                                                                                       53,979,310

                    Insurance - 4.0%                  1,380,643    Aviva Plc                                           22,336,800
                                                      1,421,638    Prudential Plc                                      19,246,521
                                                                                                                -----------------
                                                                                                                       41,583,321

                    Oil, Gas & Consumable             1,165,080    Royal Dutch Shell Plc Class B                       39,148,509
                    Fuels - 3.8%

                    Pharmaceuticals - 3.6%            1,365,164    GlaxoSmithKline Plc                                 36,862,056

                    Specialty Retail - 1.2%           1,866,494    Kesa Electricals Plc                                12,496,284

                    Tobacco - 2.0%                      700,327    British American Tobacco Plc                        21,322,260

                    Wireless Telecommunication       16,189,182    Vodafone Group Plc                                  47,372,055
                    Services - 4.6%

                                                                   Total Common Stocks in the United Kingdom          274,611,469

                                                                   Total Common Stocks
                                                                   (Cost - $747,730,693) - 98.8%                    1,025,474,605



                                                     Beneficial
                                                       Interest    Short-Term Securities
                                                   $  9,016,863    BlackRock Liquidity Series, LLC
                                                                   Cash Sweep Series, 5.29% (a)(b)                      9,016,863

                                                                   Total Short-Term Securities
                                                                   (Cost - $9,016,863) - 0.9%                           9,016,863

                                                                   Total Investments
                                                                   (Cost - $756,747,556*) - 99.7%                   1,034,491,468
                                                                   Other Assets Less Liabilities - 0.3%                 2,749,006
                                                                                                                -----------------
                                                                   Net Assets - 100.0%                          $   1,037,240,474
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:


    Aggregate cost                               $      761,427,467
                                                 ==================
    Gross unrealized appreciation                $      276,060,103
    Gross unrealized depreciation                       (2,996,102)
                                                 ------------------
    Net unrealized appreciation                  $      273,064,001
                                                 ==================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                    $  (15,279,811)    $   258,684


(b) Represents the current yield as of January 31, 2007.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts as of January 31, 2007 were as follows:

    Foreign                             Settlement               Unrealized
    Currency Purchased                     Date                Appreciation

    EUR  3,230,179                    February 2007            $     15,543
                                                               ------------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $4,194,875)     $     15,543
                                                               ============


o Forward foreign exchange contracts as of January 31, 2007 were as follows:


    Foreign                             Settlement               Unrealized
    Currency Sold                          Date                Depreciation

    EUR   1,362,115                   February 2007            $   (10,637)
    SEK  40,800,682                   February 2007                (28,215)
                                                               ------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $7,607,827)     $   (38,852)
                                                               ============

o   Currency Abbreviations:
    EUR    Euro
    SEK    Swedish Krona
    USD    U.S. Dollar


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock EuroFund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock EuroFund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock EuroFund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock EuroFund, Inc.


Date:  March 26, 2007